Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited	12 Months Ended
Aug. 31, 2021
Condensed Financial Information Disclosure [Abstract]
SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2020	2021
	RMB	RMB	USD
			Note 2(i)
ASSETS
Current assets
Cash and cash equivalents	220,523	132,203	20,464
Restricted cash, net	1,027,110	646,040	100,000
Amounts due from subsidiaries and VIEs	2,514,030	2,640,221	408,678
Amounts due from related parties, net	7	6	1
Other receivables, deposits and other assets, net	69,876	7,104	1,100
Short-term investments	13,695	-	-
Total current assets	3,845,241	3,425,574	530,243
Investment in subsidiaries and VIEs	1,029,229	1,034,925	160,195
Other non-current assets, net	-	56,277	8,711
Total non-current assets	1,029,229	1,091,202	168,906
TOTAL ASSETS	4,874,470	4,516,776	699,149
LIABILITIES AND EQUITY
Current liabilities
Accounts payable	-	8	1
Bond payable	-	1,836,362	284,249
Accrued expenses and other current liabilities	19,970	13,340	2,066
Amounts due to subsidiaries and VIEs	97,957	120,239	18,612
Total current liabilities	117,927	1,969,949	304,928
Non-current liabilities
Other non-current liabilities	1,244	-	-
Bond payable	2,017,369	-	-
Total non-current liabilities	2,018,613	-	-
TOTAL LIABILITIES	2,136,540	1,969,949	304,928
EQUITY
Share capital (US$0.00001 par value; 119,488,962 shares issued and outstanding as of August 31, 2020, 118,928,526 shares issued and outstanding as of August 31, 2021)	8	8	1
Additional paid-in capital	1,854,262	1,727,020	267,324
Accumulated other comprehensive income	185,371	168,324	26,055
Retained earnings	698,289	651,475	100,841
TOTAL EQUITY	2,737,930	2,546,827	394,221
TOTAL LIABILITIES AND EQUITY	4,874,470	4,516,776	699,149

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED AUGUST 31, 2021

(Amounts in thousands)

	2019	2020	2021
	RMB	RMB	RMB	USD
				Note 2(i)
Other operating income	1,670	2,147	3,276	507
Selling, general and administrative expenses	(58,025)	2,805	(10,768)	(1,667)
Other expenses	(60,612)	(26)	-	-
Interest income/(expense), net	17,482	8,792	(56,635)	(8,766)
Investment income	7,373	1,617	3,936	609
Equity in earnings of subsidiaries and VIEs	333,211	145,670	7,386	1,143
Net income	241,099	161,005	(52,805)	(8,174)
Other comprehensive income/(loss)	3,185	106,416	(17,047)	(2,639)
Comprehensive income/(loss)	244,284	267,421	(69,852)	(10,813)

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2019	2020	2021
	RMB	RMB	RMB	USD
				Note 2(i)
Cash flows from operating activities
Net income/(loss) for the year	241,099	161,005	(52,805)	(8,174)
Share-based compensation	51,664	(10,631)	1,865	289
Investment income	(7,373)	(211)	—	—
Finance costs	18,908	12,288	20,304	3,143
Equity in earnings of subsidiaries and VIEs	(333,211)	(145,670)	(7,386)	(1,143)
Other receivables, deposits and other assets	(60,380)	(3,050)	(734)	(114)
Accrued expenses and other current liabilities	(3,857)	(3,572)	(6,463)	(1,000)
Amounts due to subsidiaries and VIEs	11	100,209	—	—
Other non-current assets and liabilities	(1,621)	(1,789)	(1,085)	(168)
Amounts due from subsidiaries and VIEs	(1,727,903)	(254,001)	—	—
Amounts due from related parties	(7)	—	—	—
Net cash used in operating activities	(1,822,670)	(145,422)	(46,304)	(7,167)

Cash flows from investing activities
Purchase of investments	(13,416)	—	—	—
Proceed from redemption of investments upon maturity	—	213,860	13,017	2,015
Amounts due from subsidiaries and VIEs	—	—	(180,391)	(27,923)
Net cash (used in)/provided by investing activities	(13,416)	213,860	(167,374)	(25,908)

Cash flows from financing activities
Dividend to shareholders	—	(184,238)	(92,554)	(14,326)
Repurchase of ordinary shares	(417,149)	(56,058)	(24,628)	(3,812)
Proceeds from issuance of bonds	2,069,160	—	—	—
Issuance cost of bonds	(32,971)	—	—	—
Proceeds on exercise of stock options	858	—	—	—
Repurchase of bonds	—	(10,659)	(80,174)	(12,410)
Amounts due to subsidiaries and VIEs			17,076	2,643
Net cash provided by/ (used in) financing activities	1,619,898	(250,955)	(180,280)	(27,905)
Net change in cash and cash equivalents and restricted cash	(216,188)	(182,517)	(393,958)	(60,980)
Cash and cash equivalents and restricted cash at beginning of the year	1,702,804	1,496,959	1,247,633	193,120
Effect of exchange rate changes on cash and cash equivalents and restricted cash	10,343	(66,809)	(75,432)	(11,676)
Cash and cash equivalents and restricted cash at end of the year	1,496,959	1,247,633	778,243	120,464

Note to Schedule 1

(In thousands)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2021, RMB 2,051,794 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2019, 2020 and 2021.

1.	Basis of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries and its variable interest entities. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.

2.	Convenience translation

Translations of balances in condensed financial information of parent company balance sheets, statements of operations statements of comprehensive income and statements of cash flows from RMB into US dollars as of and for the year ended August 31, 2021 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.4604, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on August 31, 2021, or at any other rate.